Delaware Foundation Equity Fund
Delaware Foundation® Equity Fund
How has Delaware Foundation® Equity Fund performed?
Average annual total returns for periods ended December 31, 2012
Average Annual Total Returns	Label	1 year	Lifetime	Inception Date
Class A	Lifetime (8/31/09-12/31/12)	7.73%	7.71%	Aug. 31, 2009
Class A After Taxes on Distributions	Lifetime (8/31/09-12/31/12)	7.57%	7.12%	Aug. 31, 2009
Class A After Taxes on Distributions and Sales	Lifetime (8/31/09-12/31/12)	5.23%	6.44%	Aug. 31, 2009
Class C	Lifetime (8/31/09-12/31/12)	12.40%	8.82%	Aug. 31, 2009
Class R	Lifetime (8/31/09-12/31/12)	13.94%	9.37%	Aug. 31, 2012
Institutional Class	Lifetime (8/31/09-12/31/12)	14.59%	9.92%	Aug. 31, 2009
MSCI All Country World Index (gross) (reflects no deduction for fees, expenses, or taxes)	Lifetime (8/31/09-12/31/12)	16.80%	9.39%	Aug. 31, 2009
MSCI All Country World Index (net) (reflects no deduction for fees or expenses)	Lifetime (8/31/09-12/31/12)	16.13%	8.84%	Aug. 31, 2009

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

DELAWARE GROUP® FOUNDATION FUNDS

Delaware Foundation® Equity Fund (the “Fund”)

Supplement to the Fund’s Summary and Statutory Prospectuses
dated January 28, 2013

On February 13, 2013, the Board of Trustees of Delaware Group Foundation Funds® (the “Trust”) unanimously voted and approved a proposal to liquidate and dissolve the Fund. The liquidation and dissolution is expected to take effect approximately 60 days after the date of this Supplement.

As a result of the decision to pursue liquidation and dissolution of the Fund, as of the date of this Supplement, the Fund will be closed to new investors and all sales efforts will cease. However, the Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until the last business day before the liquidation.

Until the liquidation of the Fund, shareholders of the Fund will have the opportunity to exchange their shares for shares of the same class of any of Delaware Investments’ other funds. If a shareholder does not opt to exchange his or her shares prior to the liquidation, the shareholder will be paid a liquidating distribution by the Fund.

The following is inserted immediately after the section entitled, “Fund Summary”.

The Fund is closed to new investors.

The following replaces the average annual total return table related to the Fund in the section entitled, “How has Delaware Foundation Equity Fund performed?”.

Average annual total returns for periods ended December 31, 2012

	1 year	Lifetime (8/31/09- 12/31/12)
Class A return before taxes	7.73%	7.71%
Class A return after taxes on distributions	7.57%	7.12%
Class A return after taxes on distributions and sale of Fund shares	5.23%	6.44%
Class C return before taxes	12.40%	8.82%
Class R return before taxes	13.94%	9.37%
Institutional Class return before taxes	14.59%	9.92%
MSCI All Country World Index (gross) (reflects no deduction for fees, expenses, or taxes)	16.80%	9.39%
MSCI All Country World Index (net) (reflects no deduction for fees or expenses)	16.13%	8.84%

* Because the Fund has combined its retail and institutional prospectuses, the bar chart and the after tax returns in the average annual total returns table show the performance of the Fund's Class A shares.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

The following paragraph is inserted at the beginning of the section entitled, “Purchase and redemption of Fund shares”.

The Fund is closed to new investors. Existing shareholders of the Fund; certain retirement plans and IRA transfers and rollovers from these plans; and certain advisory or fee based programs sponsored by and/or controlled by financial intermediaries where the financial intermediary has entered into an arrangement with the Fund's Distributor or transfer agent (mutual fund wrap accounts) may continue to purchase shares.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated February 14, 2013.